Cover - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 19, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42416
Entity Registrant Name	Elong Power Holding Limited
Entity Central Index Key	0002015691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Gushan Standard Factory Building Project
Entity Address, Address Line Two	Ganzhou New Energy Vehicle Technology City
Entity Address, Address Line Three	West Gushan Road and North Xingguang Road
Entity Address, City or Town	Ganzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	341000
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	ELPW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		58,056,099
Entity Listing, Par Value Per Share	$ 0.00001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Elong Power Holding Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2023,the related consolidated statements of operations and comprehensive loss, changes in shareholders’ (deficit) equity, and cash flows for each of the years ended December 31, 2024, 2023 and 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023,and the results of its operations and its cash flows for each of the years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Gushan Standard Factory Building Project
Entity Address, Address Line Two	Ganzhou New Energy Vehicle Technology City
Entity Address, Address Line Three	West Gushan Road and North Xingguang Road
Entity Address, City or Town	Ganzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	341000
City Area Code	(86)
Local Phone Number	13381207888
Contact Personnel Name	Xiaodan Liu